Fair Value Measurements (Details) - CleanTech Acquisition Corp [Member] - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Fair Value Measurements (Details) [Line Items]
Public warrants per warrant (in Dollars per share)					$ 0.6
Change in fair value of warrant liabilities	$ 503,750	$ 0	$ 2,917,250	$ 0	$ 1,077,750
Public price Per warrant (in Dollars per share)			$ 0.32		$ 0.6